FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2022
Financial Income Expenses Net
Schedule of finance income

			Restated (1)	Restated (1)
	Note	12.31.22	12.31.21	12.31.20
Financial income
Interest on cash and cash equivalents	4	309,162	118,393	87,694
Income with marketable securities	5	126,106	79,425	59,970
Fair value through other comprehensive income		-	-	1,295
Fair value through profit and loss		70,939	45,093	40,119
Amortized cost		55,167	34,332	18,556
Interest on recoverable taxes (2)	9	307,313	289,772	205,066
Interest on other assets		35,467	45,959	58,623
Financial income on other assets and liabilities (3)		304,887	4,187	9,404
Financial income		1,082,935	537,736	420,757
Financial expenses
Interests on loans and borrowings	15	(1,851,643)	(1,635,604)	(1,524,154)
Interest on contingencies	21	(138,433)	(239,174)	(42,641)
Interest on leases	18	(220,406)	(226,444)	(207,598)
Interest on actuarial liabilities		(47,385)	(46,741)	(33,549)
Discount on assignment of credits		(158,469)	(80,192)	(60,789)
Bank expenses		(91,313)	(85,157)	(57,729)
Taxes on financial income		(26,245)	(27,755)	(65,851)
Put/Call Options Result - Business Combinations		-	(278,618)	579,946
Adjustment to present value	6, 16 and 17	(976,104)	(634,047)	(418,234)
Other financial expenses		(75,767)	(77,883)	(58,855)
Financial expenses		(3,585,765)	(3,331,615)	(1,889,454)
Foreign exchange and monetary variations
Exchange rate variation on monetary assets and liabilities		474,052	(407,472)	(1,179,236)
Derivative results		(1,038,171)	157,573	948,938
Net Monetary Gains or Losses (4)		398,194	(797)	-
Monetary, exchange and derivative results, net		(165,925)	(250,696)	(230,298)
Financial income (expenses), net		(2,668,755)	(3,044,575)	(1,698,995)
(1)	The Company changed the aggregation of the information in order to increase the level of details, restating the comparative balances in accordance.
(2)	For the year ended December 31, 2021, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from SHB, Batávia and UP! Alimentos Ltda. in the amount of R$50,617. For the year ended December 31, 2020, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from Eleva in the amount of R$58,979.
(3)	Gain of R$275,917 in the securities repurchase – early settlement of senior notes (note 15.4).
(4)	Effects of monetary correction resulting from operations in hyperinflationary economy (note 3.5).